Transfers of financial assets	12 Months Ended
Dec. 31, 2017
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Transfers of financial assets

49 Transfers of financial assets

Transfers of financial assets occur when Aegon transfers contractual rights to receive cash flows of financial assets or when Aegon retains the contractual rights to receive the cash flows of the transferred financial asset, but assumes a contractual obligation to pay the cash flows to one or more recipients in that arrangement.

In the normal course of business Aegon is involved in the following transactions:

◆	Transferred financial assets that are not derecognized in their entirety:
◆	Securities lending; whereby Aegon legally (but not economically) transfers assets and receives cash and non-cash collateral. The transferred assets are not derecognized. The obligation to repay the cash collateral is recognized as a liability. The non-cash collateral is not recognized in the statement of financial position; and
◆	Repurchase activities; whereby Aegon receives cash for the transferred assets. The financial assets are legally (but not economically) transferred, but are not derecognized. The obligation to repay the cash received is recognized as a liability.

◆	Transferred financial assets that are derecognized in their entirety and Aegon does not have a continuing involvement (normal sale);
◆	Transferred financial assets that are derecognized in their entirety, but where Aegon has a continuing involvement;

◆	Collateral accepted in the case of securities lending, reverse repurchase agreement and derivative transactions; and
◆	Collateral pledged in the case of (contingent) liabilities, repurchase agreements, securities borrowing and derivative transactions.

The following disclosures provide details for transferred financial assets that are not derecognized in their entirety, transferred financial asset that are derecognized in their entirety, but where Aegon has a continuing involvement and assets accepted and pledged as collateral.

49.1 Transferred financial assets that have not been derecognized in their entirety

The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2017
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	114	5.805	54	384

Carrying amount of associated liabilities	122	5,929	55	93

	2016
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	226	5,298	20	194

Carrying amount of associated liabilities	242	5,400	21	204

Securities lending and repurchase activities

The table above includes financial assets that have been transferred to another party under securities lending and repurchase activities.

Aegon retains substantially all risks and rewards of those transferred assets, this includes credit risk, settlement risk, country risk and market risk. The assets are transferred in return for cash collateral or other financial assets. Non-cash collateral is not recognized in the statement of financial position. Cash collateral is recorded on the statement of financial position as an asset and an offsetting liability is established for the same amount as Aegon is obligated to return this amount upon termination of the lending arrangement. Cash collateral is usually invested in pre-designated high quality investments. The sum of cash and non-cash collateral is typically greater than the market value of the related securities loaned. Refer to note 49.3 Assets accepted and note 49.4 Assets pledged for an analysis of collateral accepted and pledged in relation to securities lending and repurchase agreements.

49.2 Transferred financial assets that are derecognized in their entirety, but where Aegon has continuing involvement

Aegon has no transferred financial assets with continuing involvement that are derecognized in their entirely as per year-end 2017 and 2016.

49.3 Assets accepted

Aegon receives collateral related to securities lending, reverse repurchase activities and derivative transactions. Non-cash collateral is not recognized in the statement of financial position. To the extent that cash is paid for reverse repurchase agreements, a receivable is recognized for the corresponding amount.

The following tables present the fair value of the assets received in relation to securities lending and reverse repurchase activities:

Securities lending	2017	2016
Carrying amount of transferred financial assets	4,987	4,262
Fair value of cash collateral received	3,277	3,633
Fair value of non-cash collateral received	1,847	1,077
Net exposure	(138)	(448)

Non-cash collateral that can be sold or repledged in the absence of default	1,550	991
Non-cash collateral that has been sold or transferred	-	-

Reverse repurchase agreements	2017	2016
Cash paid for reverse repurchase agreements	4,859	4,075
Fair value of non-cash collateral received	4,885	4,103
Net exposure	(25)	(27)

Non-cash collateral that can be sold or repledged in the absence of default	4,166	3,288
Non-cash collateral that has been sold or transferred	-	-

The above items are conducted under terms that are usual and customary to standard securities lending activities, as well as requirements determined by exchanges where the bank acts as intermediary.

In addition, Aegon can receive collateral related to derivative transactions that it enters into. The credit support agreement will normally dictate the threshold over which collateral needs to be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of over-the-counter derivative trades, comprised mostly of interest rate swaps, currency swaps and credit swaps. Refer to the credit risk section in note 4 Financial risks for details on collateral received for derivative transactions.

49.4 Assets pledged

Aegon pledges assets that are on its statement of financial position in securities borrowing transactions, in repurchase transactions, in derivative transactions and against long-term borrowings. In addition, in order to trade derivatives on the various exchanges, Aegon posts margin as collateral.

These transactions are conducted under terms that are usual and customary to standard long-term borrowing, derivative and securities borrowing activities, as well as requirements determined by exchanges where the bank acts as intermediary.

Non-cash financial assets that are borrowed or purchased under agreement to resell are not recognized in the statement of financial position.

To the extent that cash collateral is paid, a receivable is recognized for the corresponding amount. If other non-cash financial assets are given as collateral, these are not derecognized.

The following tables present the carrying amount of collateral pledged and the corresponding amounts.

Assets pledged for general account and contingent liabilities	2017	2016
General account (contingent) liabilities	5,588	6,440
Collateral pledged	6,951	8,115
Net exposure	(1,363)	(1,675)

Non-cash collateral that can be sold or repledged by the counterparty	-	-

Assets pledged for repurchase agreements	2017	2016
Cash received on repurchase agreements	1,373	1,489
Collateral pledged (transferred financial assets)	1,370	1,477
Net exposure	3	12

As part of Aegon’s mortgage loan funding program in the Netherlands, EUR 6.5 billion (2016: EUR 6.8 billion) has been pledged as security for notes issued (note 39 Borrowings). In addition, in order to trade derivatives on the various exchanges, Aegon posts margin as collateral. The amount of collateral pledged for derivative transactions was EUR 2,234 million (2016: EUR 2,688 million).